SUPPLEMENT DATED APRIL 29, 2005
                   TO THE PROSPECTUS DATED APRIL 29, 2005 FOR

                     USALLIANZ HIGH FIVE(R) VARIABLE ANNUITY
                    USALLIANZ HIGH FIVE(R) L VARIABLE ANNUITY
                  USALLIANZ HIGH FIVE(R) BONUS VARIABLE ANNUITY

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                       AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

                             USALLIANZ HIGH FIVE(R)

SECTION 11.  DEATH BENEFIT

The following replaces sections in the Death Benefit Examples on pages 58 and 59:

TRADITIONAL GMDB                                                     ENHANCED GMDB
----------------                                                     -------------
2) Total Purchase Payments                             $100,000      2) Total Purchase Payments                             $100,000
     Reduced by the GMDB adjusted partial withdrawal:                    Reduced by the GMDB adjusted partial withdrawal:    -22,500
       the amount of the partial withdrawal multiplied                                                                       -------
       by the greater of one, or on the day of (but prior to) the                                                           $ 77,500
       partial withdrawal, the death benefit divided by the          3) The MAV:                                            ========
       Contract Value = $20,000 x the greater of one, or                  The MAV on the ninth Contract Anniversary         $180,000
       ($160,000/$160,000) = $20,000 x 1 =            -  20,000             Reduced by the GMDB adjusted partial withdrawal - 22,500
                                                      ---------                                                            ---------
                                                       $ 80,000                                                             $157,500
                                                      =========                                                             ========
                                                                     The GMDB adjusted partial withdrawal:
                                                                        the amount of the partial withdrawal multiplied
                                                                        by the greater of one, or on the day of (but prior to) the partial withdrawal, the death benefit divided by the
                                                                        Contract Value = $20,000 x the greater of one, or
                                                                        ($180,000/$160,000) = $20,000 x 1.125 =              $22,500

                                                                     Therefore, the death benefit under the Enhanced GMDB on the tenth Contract Anniversary is equal to $157,500.

                            USALLIANZ HIGH FIVE(R) L

SECTION 11.  DEATH BENEFIT

The following replaces sections in the Death Benefit Examples on pages 53 and 54:


TRADITIONAL GMDB                                                     ENHANCED GMDB
----------------                                                     -------------
2) Total Purchase Payments                             $100,000      2) Total Purchase Payments                             $100,000
     Reduced by the GMDB adjusted partial withdrawal:                    Reduced by the GMDB adjusted partial withdrawal:    -22,500
       the amount of the partial withdrawal multiplied                                                                       -------
       by the greater of one, or on the day of (but prior to) the                                                           $ 77,500
       partial withdrawal, the death benefit divided by the          3) The MAV:                                            ========
       Contract Value = $20,000 x the greater of one, or                  The MAV on the ninth Contract Anniversary         $180,000
       ($160,000/$160,000) = $20,000 x 1 =            -  20,000             Reduced by the GMDB adjusted partial withdrawal - 22,500
                                                      ---------                                                            ---------
                                                       $ 80,000                                                             $157,500
                                                      =========                                                             ========
                                                                     The GMDB adjusted partial withdrawal:
                                                                        the amount of the partial withdrawal multiplied
                                                                        by the greater of one, or on the day of (but prior to) the partial withdrawal, the death benefit divided by the
                                                                        Contract Value = $20,000 x the greater of one, or
                                                                        ($180,000/$160,000) = $20,000 x 1.125 =              $22,500

                                                                     Therefore, the death benefit under the Enhanced GMDB on the tenth Contract Anniversary is equal to $157,500.

APPENDIX B - ILLUSTRATIONS BASED ON THE S&P 500(R)

The % OF CONTRACT VALUE WITH LIVING GUARANTEES IN VARIABLE/FIXED column for the CONTRACT YEAR indicated should be 42%/58% instead of 0%/100% for the following pages. The remaining numbers in the table are correct.

   Page 71 - GPV BENEFIT ILLUSTRATION FOR JANUARY 1, 2000 TO DECEMBER 31, 2004

                                                     % OF CONTRACT
                                                   VALUE WITH LIVING
                       CONTRACT                     GUARANTEES IN
                        YEAR                         VARIABLE/FIXED
                         5                               42%/58%

   Page 75 - GAV BENEFIT ILLUSTRATION FOR JANUARY 1, 1995 TO DECEMBER 31, 2004

                                                    % OF CONTRACT
                                                  VALUE WITH LIVING
                      CONTRACT                     GUARANTEES IN
                       YEAR                         VARIABLE/FIXED
                        10                              42%/58%

   Page 76 - GAV BENEFIT ILLUSTRATION FOR JANUARY 1, 2000 TO DECEMBER 31, 2004

                                                     % OF CONTRACT
                                                  VALUE WITH LIVING
                      CONTRACT                     GUARANTEES IN
                       YEAR                         VARIABLE/FIXED
                        5                               42%/58%


                          USALLIANZ HIGH FIVE(R) BONUS

SECTION 11.  DEATH BENEFIT

The following replaces sections in the Death Benefit Examples on pages 60 and 61:


TRADITIONAL GMDB                                                     ENHANCED GMDB
----------------                                                     -------------
2) Total Purchase Payments                             $100,000      2) Total Purchase Payments                             $100,000
     Reduced by the GMDB adjusted partial withdrawal:                    Reduced by the GMDB adjusted partial withdrawal:    -22,500
       the amount of the partial withdrawal (including the
       withdrawal charge) multiplied                                                                                         -------
       by the greater of one, or on the day of (but prior to) the                                                           $ 77,500
       partial withdrawal, the death benefit divided by the          3) The MAV:                                            ========
       Contract Value = $20,000 x the greater of one, or                  The MAV on the ninth Contract Anniversary         $180,000
       ($160,000/$160,000) = $20,000 x 1 =            -  20,000             Reduced by the GMDB adjusted partial withdrawal - 22,500
                                                      ---------                                                            ---------
                                                       $ 80,000                                                             $157,500
                                                      =========                                                             ========
                                                                     The GMDB adjusted partial withdrawal:
                                                                        the amount of the partial withdrawal (including the
                                                                        withdrawal charge) multiplied
                                                                        by the greater of one, or on the day of (but prior to) the partial withdrawal, the death benefit divided by the
                                                                        Contract Value = $20,000 x the greater of one, or
                                                                        ($180,000/$160,000) = $20,000 x 1.125 =              $22,500

                                                                     Therefore, the death benefit under the Enhanced GMDB on the tenth Contract Anniversary is equal to $157,500.

APPENDIX C - ILLUSTRATIONS BASED ON THE S&P 500(R)

The % OF HIGH FIVE BONUS VALUE WITH LIVING GUARANTEES IN VARIABLE/FIXED column for the CONTRACT YEAR indicated should be 42%/58% instead of 0%/100% for the following pages. The remaining numbers in the table are correct.

         Page 81 - ILLUSTRATION FOR JANUARY 1, 1995 TO DECEMBER 31, 2004

                                                 % OF HIGH FIVE
                                                   BONUS VALUE
                                                   WITH LIVING
                   CONTRACT                       GUARANTEES IN
                    YEAR                          VARIABLE/FIXED
                     10                               42%/58%

         Page 82 - ILLUSTRATION FOR JANUARY 1, 2000 TO DECEMBER 31, 2004

                                                 % OF HIGH FIVE
                                                   BONUS VALUE
                                                   WITH LIVING
                   CONTRACT                       GUARANTEES IN
                    YEAR                          VARIABLE/FIXED
                       5                              42%/58%

                                                                    PRO-002-0405
                                                                     Page 2 of 2